Annual Total Returns- Vanguard 500 Index Fund (ETF) [BarChart] - ETF - Vanguard 500 Index Fund - ETF Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.09%	15.98%	32.33%	13.63%	1.35%	11.93%	21.78%	(4.42%)	31.46%	18.35%